UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SMALL CAP GROWTH FUND

FORM N-Q

JULY 31, 2017

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited)	July 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 1.3%
Fox Factory Holding Corp.	1,001,268	$38,498,755	*

Distributors - 1.9%
Core-Mark Holding Co. Inc.	1,507,478	55,279,218

Hotels, Restaurants & Leisure - 1.3%
Buffalo Wild Wings Inc.	364,927	39,229,652	*

Internet & Direct Marketing Retail - 0.4%
Liberty TripAdvisor Holdings Inc., Class A Shares	968,019	11,374,223	*

Media - 2.0%
Lions Gate Entertainment Corp., Class A Shares	1,005,926	29,574,225
Lions Gate Entertainment Corp., Class B Shares	1,005,926	27,673,024	*
Turn Inc. (Escrow)	878,957	880,062	*(a)(b)(c)

Total Media		58,127,311

Specialty Retail - 1.6%
Monro Muffler Brake Inc.	973,655	45,372,323

TOTAL CONSUMER DISCRETIONARY		247,881,482

CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 1.8%
Casey’s General Stores Inc.	490,461	52,356,712

Food Products - 0.3%
SunOpta Inc.	875,470	8,316,965	*

TOTAL CONSUMER STAPLES		60,673,677

ENERGY - 1.0%
Energy Equipment & Services - 1.0%
Newpark Resources Inc.	3,402,766	28,413,096	*

FINANCIALS - 6.8%
Banks - 3.1%
SVB Financial Group	146,991	26,229,074	*
Western Alliance Bancorp	1,263,322	63,646,162	*

Total Banks		89,875,236

Capital Markets - 2.5%
Financial Engines Inc.	1,111,388	42,732,869
WisdomTree Investments Inc.	2,886,043	30,130,289

Total Capital Markets		72,863,158

Insurance - 1.2%
American Equity Investment Life Holding Co.	1,320,998	35,376,326

TOTAL FINANCIALS		198,114,720

HEALTH CARE - 22.1%
Biotechnology - 1.7%
Acorda Therapeutics Inc.	859,213	18,601,961	*
MiMedx Group Inc.	1,992,356	29,805,646	*

Total Biotechnology		48,407,607

Health Care Equipment & Supplies - 4.5%
Insulet Corp.	1,007,853	50,705,085	*
Integra LifeSciences Holdings Corp.	1,159,608	57,586,133	*
Penumbra Inc.	284,859	23,258,737	*

Total Health Care Equipment & Supplies		131,549,955

Health Care Providers & Services - 1.8%
Diplomat Pharmacy Inc.	1,120,326	17,779,574	*
Surgery Partners Inc.	1,680,121	33,350,402	*

Total Health Care Providers & Services		51,129,976

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Health Care Technology - 6.9%
athenahealth Inc.	501,217	$69,328,335	*
Medidata Solutions Inc.	1,268,291	97,417,432	*
Vocera Communications Inc.	1,198,087	32,671,833	*

Total Health Care Technology		199,417,600

Life Sciences Tools & Services - 5.9%
Cambrex Corp.	655,278	39,971,958	*
ICON PLC	777,871	81,637,561	*
INC Research Holdings Inc., Class A Shares	915,748	50,366,140	*

Total Life Sciences Tools & Services		171,975,659

Pharmaceuticals - 1.3%
Pacira Pharmaceuticals Inc.	981,276	38,760,402	*

TOTAL HEALTH CARE		641,241,199

INDUSTRIALS - 18.7%
Aerospace & Defense - 2.3%
Orbital ATK Inc.	665,102	67,960,122

Air Freight & Logistics - 1.6%
XPO Logistics Inc.	788,151	47,375,757	*

Building Products - 4.1%
Masonite International Corp.	586,125	45,512,606	*
Trex Co. Inc.	986,352	74,183,534	*

Total Building Products		119,696,140

Commercial Services & Supplies - 3.9%
Copart Inc.	2,126,006	66,947,929	*
US Ecology Inc.	885,125	45,937,988

Total Commercial Services & Supplies		112,885,917

Machinery - 4.2%
IDEX Corp.	595,520	69,401,901
Tennant Co.	709,762	53,622,519

Total Machinery		123,024,420

Professional Services - 0.7%
Advisory Board Co.	340,000	19,108,000	*

Trading Companies & Distributors - 1.9%
H&E Equipment Services Inc.	1,615,521	36,462,309
MRC Global Inc.	1,039,800	16,990,332	*

Total Trading Companies & Distributors		53,452,641

TOTAL INDUSTRIALS		543,502,997

INFORMATION TECHNOLOGY - 37.2%
Communications Equipment - 0.5%
Viavi Solutions Inc.	1,306,040	14,327,259	*

Electronic Equipment, Instruments & Components - 2.3%
MTS Systems Corp.	708,666	37,346,698
OSI Systems Inc.	366,000	29,269,020	*

Total Electronic Equipment, Instruments & Components		66,615,718

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Internet Software & Services - 14.2%
comScore Inc.	1,037,520	$31,147,388	*
Cornerstone OnDemand Inc.	1,353,340	54,553,135	*
Envestnet Inc.	821,623	32,084,378	*
GrubHub Inc.	1,290,161	59,515,127	*
MercadoLibre Inc.	194,867	56,203,540
MINDBODY Inc., Class A Shares	1,320,119	34,257,088	*
Mulesoft Inc., Class A Shares	89,600	1,947,904	*
New Relic Inc.	540,146	25,365,256	*
Shutterstock Inc.	480,270	20,238,578	*
Wix.com Ltd.	480,243	29,630,993	*
XO Group Inc.	800,842	14,639,392	*
Yext Inc.	306,985	3,990,805	*
Zillow Group Inc., Class C Shares	1,056,923	47,730,643	*

Total Internet Software & Services		411,304,227

IT Services - 2.8%
Cardtronics PLC, Class A Shares	730,411	22,861,864	*
MAXIMUS Inc.	987,762	59,621,315

Total IT Services		82,483,179

Semiconductors & Semiconductor Equipment - 4.8%
Inphi Corp.	677,592	26,019,533	*
Integrated Device Technology Inc.	2,028,610	53,027,865	*
Monolithic Power Systems Inc.	594,801	60,860,038

Total Semiconductors & Semiconductor Equipment		139,907,436

Software - 12.6%
Aspen Technology Inc.	991,857	56,406,908	*
Barracuda Networks Inc.	1,830,596	41,133,492	*
BroadSoft Inc.	1,153,323	50,803,878	*
Fortinet Inc.	1,730,136	63,859,320	*
HubSpot Inc.	435,397	31,500,973	*
Imperva Inc.	769,380	34,660,569	*
Qualys Inc.	994,940	39,946,841	*
Varonis Systems Inc.	472,794	17,611,576	*
Verint Systems Inc.	762,543	30,234,830	*

Total Software		366,158,387

TOTAL INFORMATION TECHNOLOGY		1,080,796,206

MATERIALS - 1.3%
Chemicals - 1.3%
Balchem Corp.	477,217	37,032,039

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Redfin Corp.	364,400	8,792,972	*

TOTAL COMMON STOCKS (Cost - $1,743,667,379)		2,846,448,388

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY		SHARES	VALUE
PREFERRED STOCKS - 0.4%
INFORMATION TECHNOLOGY - 0.4%
Software - 0.4%
DocuSign Inc., Series F Shares (Cost - $11,996,997)		628,342	$12,353,203	*(a)(b)(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,755,664,376)			2,858,801,591

	RATE
SHORT-TERM INVESTMENTS - 1.9%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $54,832,272)	0.917%	54,832,272	54,832,272

TOTAL INVESTMENTS - 100.3% (Cost - $1,810,496,648#)			2,913,633,863
Liabilities in Excess of Other Assets - (0.3)%			(8,689,688)

TOTAL NET ASSETS - 100.0%			$2,904,944,175

*	Non-income producing security.

(a)	Restricted security (See Note 4).

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)	Security is valued using significant unobservable inputs (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$247,001,420	—	$880,062	$247,881,482
Other Common Stocks	2,598,566,906	—	—	2,598,566,906
Preferred Stocks	—	—	12,353,203	12,353,203

Total Long-Term Investments	$2,845,568,326	—	$13,233,265	$2,858,801,591

Short-Term Investments†	54,832,272	—	—	54,832,272

Total Investments	$2,900,400,598	—	$13,233,265	$2,913,633,863

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,171,794,582
Gross unrealized depreciation	(68,657,367)

Net unrealized appreciation	$1,103,137,215

3. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended July 31, 2017:

	Affiliate Value at October 31, 2016	Purchased		Sold		Realized Gain (Loss) on Sales/ Distributions	Net Decrease in Unrealized Depreciation	Affiliate Value at July 31, 2017
Security		Cost	Shares	Cost	Shares
LivePerson Inc.*	$25,249,564	—	—	$30,106,093	2,970,537	$(7,815,205)	$4,856,529	—

*	This security is no longer an affiliate company as of July 31, 2017.

Notes to Schedule of Investments (unaudited) (continued)

4. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 7/31/2017	Value per Share	Percent of Net Assets
DocuSign Inc., Series F Shares	628,342	4/15	$11,996,997	$12,353,203	$19.66	0.43%
Turn Inc. (Escrow)	878,957	12/13	1,292,367	880,062	1.00	0.03

			$13,289,364	$13,233,265		0.46%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 22, 2017